Other Comprehensive Income or Loss (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 22, 2014	Mar. 23, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Other Comprehensive Income or Loss [Abstract]
Other comprehensive earnings	$ 9.8	$ (16.5)	$ 179.7	$ (12.3)	$ (149.5)
Comprehensive earnings	$ (87.8)	$ 102.4	$ 3,716.6	$ 584.2	$ 367.2